Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of the Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents and Restricted Cash of the VIEs and their Subsidiaries

	As of December 31,
	2022	2023
	(RMB in thousands)
Consolidating Schedule of Financial Position
ASSETS
Cash and cash equivalents	1,273,823	1,834,738
Restricted cash	718,675	916,015
Restricted term deposit and short-term investments	119,678	149,678
Financing receivables, net	6,756,760	3,990,083
Amounts due from Group companies (1)	106,977	201,390
Deposits to insurance companies and guarantee companies	2,214,771	2,605,464
Contract assets and receivables, net	4,151,340	5,586,257
Property, equipment and software, net	213,610	351,688
Land use rights, net and right of use assets	1,029,258	955,250
Long‑term investments	331,560	239,244
Other assets	2,919,516	3,119,999
TOTAL ASSETS	19,835,968	19,949,806
LIABILITIES
Amounts due to Group companies (1)	6,285,111	6,546,526
Borrowings	1,288,476	842,158
Funding debts	5,719,358	3,938,996
Deferred guarantee income	781,633	1,215,490
Contingent guarantee liabilities	770,495	1,232,002
Other liabilities	2,699,461	3,641,027
TOTAL LIABILITIES	17,544,534	17,416,199
Total equity attributable to owners of the company	2,291,434	2,533,607
TOTAL SHAREHOLDERS’ EQUITY	2,291,434	2,533,607
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	19,835,968	19,949,806

	For the Year Ended December 31,
	2021	2022	2023
	(RMB in thousands)
Condensed Consolidating Schedule of Results of Operations
Operating revenue:
Third-party revenues	11,091,978	9,297,734	11,264,532
Inter-group revenues (2)	11,429	329	186,968
Total Operating revenue	11,103,407	9,298,063	11,451,500
Operating cost:
Third-party costs	(5,520,994)	(6,484,657)	(7,354,363)
Inter-group costs(2)	(1,636)	(36)	(27)
Total operating cost	(5,522,630)	(6,484,693)	(7,354,390)
Gross profit	5,580,777	2,813,370	4,097,110
Operating expense:
Third-party expenses	(1,689,151)	(1,764,902)	(1,766,810)
Inter-group expenses(2)	(3,047,627)	(1,629,811)	(1,544,632)
Total operating expenses	(4,736,778)	(3,394,713)	(3,311,442)
Others	(369,200)	617,568	(448,109)
Income before income tax	474,799	36,225	337,559
Income tax expenses	(142,201)	(13,950)	(100,292)
Net income	332,598	22,275	237,267
Less: net income attributable to non-controlling interests	193	6,177	—
Net income attributable to ordinary shareholders of the Company	332,405	16,098	237,267

	For the Year Ended December 31,
	2021	2022	2023
	(RMB in thousands)
Net cash (used in)/provided by operating activities	(298,268)	537,019	1,412,861
Net cash provided by transactions with external parties	3,839,254	2,063,827	2,892,415
Net cash used in transactions with inter-group entities for technical service charges and others (3)	(4,137,522)	(1,526,808)	(1,479,554)
Net cash provided by/(used in) investing activities	622,696	(2,062,379)	1,337,528
Net cash provided by/(used in) transactions with external parties	472,228	(2,586,207)	1,387,854
Net cash (used in)/provided by funds to Group companies (4)	150,468	(61,831)	(50,326)
Transfer of Shenzhen Lexin Financing Guarantee Co., Ltd from VIE to subsidiary (5)	—	585,659	—
Net cash provided/(used in) by financing activities	656,269	(37,777)	(1,992,134)
Net cash (used in)/provided by transactions with external parties	(1,775,038)	1,469,679	(2,242,139)
Net cash provided by/(used in) funds from Group companies (6)	2,431,307	(1,507,456)	250,005
Net increase/(decrease) in cash, cash equivalents and restricted cash	980,697	(1,563,137)	758,255
Cash, cash equivalents and restricted cash at beginning of the year	2,574,938	3,555,635	1,992,498
Cash, cash equivalents and restricted cash at end of the year	3,555,635	1,992,498	2,750,753

Schedule of Obligations Associated with Deferred Guarantee Income

The following table sets forth the activities of the Group’s obligations associated with the deferred guarantee income for the years ended December 31, 2021, 2022 and 2023:

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2022	For the Year Ended December 31, 2023
		(RMB in thousands)
Opening balances	694,582	419,843	894,858
Fair value of deferred guarantee income at inception of new loans	499,805	1,928,195	3,162,811
Release of deferred guarantee income	(774,544)	(1,453,180)	(2,519,284)
Ending balances	419,843	894,858	1,538,385

Schedule of Obligations Associated with Contingent Guarantee Liabilities

The following table sets forth the activities of the Group’s obligations associated with the contingent guarantee liabilities for the year ended December 31, 2021, 2022 and 2023:

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2022	For the Year Ended December 31, 2023
		(RMB in thousands)
Opening balances	1,738,787	928,840	882,107
Provision for contingent liabilities of guarantee	622,438	1,468,265	3,203,123
Net cash payout	(1,432,385)	(1,514,998)	(2,276,690)
Ending balances	928,840	882,107	1,808,540

Schedule of Operating Revenue Within Scope of ASC 606 Disaggregated by Revenue Sources

The following table presents the Group’s operating revenue within the scope of ASC 606 disaggregated by revenue sources:

	For the Year Ended December 31,
	2021	2022	2023
	(RMB in thousands)
Installment e-commerce platform service income
Installment e-commerce platform service income	1,661,156	1,997,838	1,585,625
Other services	564	58,227	164,884
Total installment e-commerce platform service income	1,661,720	2,056,065	1,750,509
Credit facilitation service income
Loan facilitation and matching servicing fees-credit oriented	3,120,892	1,404,507	4,178,477
Post-origination servicing fees-credit oriented	1,327,452	1,082,020	823,404
Total credit facilitation service income	4,448,344	2,486,527	5,001,881
Tech-empowerment service income
Loan facilitation and matching servicing fees- performance based	1,727,794	935,234	702,774
Post-origination servicing fees- performance based	561,658	427,404	280,574
Loan facilitation and servicing fees- volume based	279,902	252,460	349,927
Membership services	107,901	82,256	133,211
Other services	85,740	148,589	173,967
Total tech-empowerment service income	2,762,995	1,845,943	1,640,453
Total revenue from loan facilitation and servicing fees	7,017,698	4,101,625	6,335,156
Total operating revenue within the scope of ASC 606	8,873,059	6,388,535	8,392,843

Schedule of Operating Revenue Within Scope of ASC 606 Disaggregated by Revenue Timing

The following table presents the Group’s operating revenue within the scope of ASC 606 disaggregated by timing of revenue recognition:

	For the Year Ended December 31,
	2021	2022	2023
	(RMB in thousands)
Revenues recognized at point-in-time	6,876,048	4,796,855	7,155,654
Revenues recognized over time	1,997,011	1,591,680	1,237,189
Total operating revenue within scope of ASC 606	8,873,059	6,388,535	8,392,843

Schedule of Estimated Useful Lives

Category	Estimated Useful Lives
Computers and equipment	3 years
Furniture and fixtures	4 ‑ 5 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvement or the lease term
Software	3 ‑ 10 years

Schedule of Future Minimum Lease Payments under Non Cancelable Operating Leases - ASC 842

Future minimum lease payments under non‑cancelable operating leases agreements are as follows:

For the Year ended December 31, 2023
RMB in thousands
2024	41,627
2025	36,285
2026	21,263
Total future lease payments	99,175
Impact of discounting remaining lease payments	(7,531)
Total lease liabilities	91,644
- Short-term portion	40,942
- Long-term portion	50,702

Schedule of Supplemental Cash Flow Information Related to Operating Leases

For the Year ended December 31, 2023
RMB in thousands
Cash payments for operating leases	48,943
Right-of-use assets obtained in exchange for operating lease liabilities	29,915

Inventory Supplier | Supplier Concentration Risk
Schedule of Concentration Risk

	As of December 31,
	2022	2023
Inventory supplier A	—	13.9%
Inventory supplier B	28.9%	12.6%
Inventory supplier C	23.4%	*
Inventory supplier D	17.5%	*
Inventory supplier E	11.6%	*
* Less than 10%.
Long Term Funding Debt | Lender Concentration Risk
Schedule of Concentration Risk

	As of December 31,
	2022	2023
Institutional Funding Partner A	16.9%	33.9%
Institutional Funding Partner B	16.5%	36.3%

Deposits to Insurance and Guarantee Companies | Deposits Concentration Risk
Schedule of Concentration Risk

	As of December 31,
	2022	2023
Guarantee Company A	23.4%	17.1%
Guarantee Company B	*	11.3%
Guarantee Company C	*	11.2%
* Less than 10%.